Derivative Financial Instruments Income Statement Location (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net effect of swaps	$ 3,628	$ (301)	$ 45	$ 1,197	$ 6,884
Interest Rate Swap [Member]
Derivative [Line Items]
Amortization of deferred hedge gains	2,400	2,400	9,500	8,700
Cash Flow Hedging [Member] | Forward-Starting Interest Rate Swap [Member]
Derivative [Line Items]
Accumulated other comprehensive income (loss) related to cash flow hedges	(7,100)		(9,500)
Designated As Hedging [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in accumulated OCI on derivatives (effective portion)			0	(4,671)
Net Effect of Swaps [Member] | Designated As Hedging [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Amount and Location of Gain (Loss) Recognized in Income on Derivatives	$ 6,000	$ 2,100	9,504	9,868
Interest Expense [Member] | Designated As Hedging [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Amount and location of gain (loss) reclassified from accumulated OCI into income (effective portion)			$ 0	$ (851)